Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax
8.
Income tax

The Group provides for taxes for the current period based on the tax accounts maintained and prepared in accordance with the respective tax regulations of the Republic of Kazakhstan, the Republic of Azerbaijan, Ukraine and Uzbekistan, where the Company and its subsidiaries operate and which may differ from IFRS Accounting Standards as issued by the IASB.

The Group is subject to certain permanent tax differences due to non-tax deductibility of certain expenses and a tax-free regime for certain income.

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Temporary differences relate mostly to different methods of income and expense recognition as well as to recorded values of certain assets.

Deferred income tax liabilities comprise:

	2022	2023	2024

Vacation reserve, accrued bonuses and share-based compensation	873	1,242	994
Property, equipment and intangible assets	(4,078)	(4,012)	(5,369)
Other	-	527	48

Net deferred tax liability	(3,205)	(2,243)	(4,327)

Relationships between net income before tax and income tax expenses are explained as follows:

	2022	2023	2024

Net income before tax	720,574	1,022,004	1,282,289

Tax at the statutory tax rate of 20%	(144,115)	(204,400)	(256,458)
Non-taxable income	12,892	38,038	36,797
Adjustment recognized in the period for current tax of prior periods	315	-	-
Non-deductible expense	(822)	(6,872)	(5,794)

Income tax expense	(131,730)	(173,234)	(225,455)

Current income tax expense	(131,307)	(174,196)	(223,371)
Adjustment recognized in the period for current tax of prior periods	315	-	-
Deferred income tax (expense)/benefit	(738)	962	(2,084)

Income tax expense	(131,730)	(173,234)	(225,455)

Non-taxable income was represented by interest income on governmental and other qualified securities in accordance with the tax legislation. Statutory income tax rate is 20% in Kazakhstan and Azerbaijan, 18% in Ukraine and 15% in Uzbekistan.

	2022	2023	2024

Net deferred tax liability:
Balance as at 31 December	(2,467)	(3,205)	(2,243)
Change in deferred income tax balances recognized in profit or loss	(738)	962	(2,084)

At the end of the period	(3,205)	(2,243)	(4,327)